Loans Payable (Details Narrative)			12 Months Ended		12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Non - Arm's Length Party [Member] CAD	Dec. 31, 2011 Non - Arm's Length Party [Member] CAD	Dec. 31, 2012 Arm's Length Party [Member] CAD	Apr. 17, 2012 Arm's Length Party [Member] USD ($)	Dec. 31, 2011 Arm's Length Party [Member] CAD	Sep. 16, 2010 Arm's Length Party [Member] CAD	Dec. 31, 2011 Arm's Length Party [Member] USD [Member] USD ($)
June 8, 2004 - shares issued for cash at $4.04 per share, Shares [Line Items]
Loaned amount				10,000			25,445	24,872	$ 25,000
Initial loan period			90 days		90 days
Loan bearing interest			12.00%		12.00%
Accrued interest included on loan payable	196,658	195,195	1,884	1,180	6,844		3,940
Loan Amount of non-interest bearing							41,000
Private placement, common share units issued						820,000
Private placement, common share units issued per unit						$ 0.05